CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 311,883,463	$ 407,256,837
Restricted cash	423,567
Term deposits	213,105,501	20,000,000
Short-term investments	10,282,329	25,788,304
Prepayments and other current assets	33,340,602	28,652,840
Total current assets	569,144,969	481,697,981
Non-current assets
Property and equipment, net	1,583,604	2,121,613
Intangible asset, net	1,133,715	1,328,470
Operating lease right-of-use assets	2,382,026	1,950,364
Long-term investments	51,692,218	3,833,750
Other assets	13,015,729	15,406,078
Total non-current assets	69,807,292	24,640,275
Total assets	638,952,261	506,338,256
Current liabilities
Accounts payable	928,055	5,382,276
Deferred revenue	46,558,571	35,957,485
Operating lease liabilities, current	1,153,691	858,452
Accrued expenses and other current liabilities	26,694,999	22,821,168
Total current liabilities	75,335,316	65,019,381
Non-current liabilities
Operating lease liabilities, non-current	949,970	744,612
Total non-current liabilities	949,970	1,454,401
Total liabilities	76,285,286	66,473,782
Shareholders' equity of Yalla Group Limited
Additional paid-in capital	313,306,523	294,406,395
Treasury stock	(35,527,305)	(27,014,697)
Accumulated other comprehensive loss	(2,341,740)	(1,701,111)
Retained earnings	292,223,525	174,880,748
Total shareholders' equity of Yalla Group Limited	567,677,254	440,587,164
Non-controlling interests	(5,010,279)	(722,690)
Total equity	562,666,975	439,864,474
Total liabilities and equity	638,952,261	506,338,256
Related Party [Member]
Current assets
Amounts due from a related party	109,507
Non-current liabilities
Amounts due to a related party		709,789
Class A Ordinary shares [Member]
Shareholders' equity of Yalla Group Limited
Ordinary Shares	13,778	13,356
Class B Ordinary shares [Member]
Shareholders' equity of Yalla Group Limited
Ordinary Shares	$ 2,473	$ 2,473